Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Revenues
Wireless service	$ 59,186	$ 56,726	$ 53,510
Data	31,798	29,560	27,512
Voice	22,619	25,126	28,332
Directory	1,049	3,293	3,935
Other	12,782	12,018	10,991
Total operating revenues	127,434	126,723	124,280
Operating Expenses
Cost of services and sales (exclusive of depreciation and amortization shown separately below)	55,215	54,836	50,257
Selling, general and administrative	41,079	41,382	34,986
Impairment of intangible assets	0	2,910	85
Depreciation and amortization	18,143	18,377	19,379
Total operating expenses	114,437	117,505	104,707
Operating Income	12,997	9,218	19,573
Other Income (Expense)
Interest expense	(3,444)	(3,535)	(2,994)
Equity in net income of affiliates	752	784	762
Other income (expense) - net	134	249	897
Total other income (expense)	(2,558)	(2,502)	(1,335)
Income from Continuing Operations Before Income Taxes	10,439	6,716	18,238
Income tax (benefit) expense	2,900	2,532	(1,162)
Income from Continuing Operations	7,539	4,184	19,400
Income from Discontinued Operations, net of tax	0	0	779
Net Income	7,539	4,184	20,179
Less: Net Income Attributable to Noncontrolling Interest	(275)	(240)	(315)
Net Income Attributable to AT&T	$ 7,264	$ 3,944	$ 19,864
Basic Earnings Per Share from Continuing Operations Attributable to AT&T	$ 1.25	$ 0.66	$ 3.23
Basic Earnings Per Share from Discontinued Operations Attributable to AT&T	$ 0	$ 0	$ 0.13
Basic Earnings Per Share Attributable to AT&T	$ 1.25	$ 0.66	$ 3.36
Diluted Earnings Per Share from Continuing Operations Attributable to AT&T	$ 1.25	$ 0.66	$ 3.22
Diluted Earnings Per Share from Discontinued Operations Attributable to AT&T	$ 0	$ 0	$ 0.13
Diluted Earnings Per Share Attributable to AT&T	$ 1.25	$ 0.66	$ 3.35